SCHEDULE OF FAIR VALUE OF INVESTMENT (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fair value of investments	$ 14,286	$ 189,403	$ 192,583
Public company shares [member]
IfrsStatementLineItems [Line Items]
Fair value of investments	14,286	57,143
Private company shares [member]
IfrsStatementLineItems [Line Items]
Fair value of investments		$ 132,260